Prudential Balanced Fund



                                               September 26, 1997



Securities and Exchange
Commission
450 Fifth Street, NW
Washington, DC  20549

 Re: Rule 24f-2 Notice for
     Prudential Balanced
Fund
     (File No. 811-5055)

     On behalf of Prudential
Balanced Fund, enclosed for
filing under the Investment
Company Act of 1940 are:

     (1)  One copy of the
          Rule 24f-2 Notice;
          and

     (2)  Opinion of counsel
     to the Fund.

     These documents have
also been filed using the
EDGAR system.

     Fees in the amount of
$28,910.30 have been sent to
the Fund's lockbox effective
September 29, 1997.




                                   Very truly yours,




                                   /
s/ Marguerite E. H. Morrison

                                   Marguerite E. H. Morrison

                                   Assistant Secretary

MM/ln


            U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1.   Name and address
          of issuer:
          Prudential
          Balanced Fund,
          Gateway Center
          Three, Newark, NJ
          07102.

     2.   Name of each
          series or class of
          funds for which
          this  notice is
          filed:  The Fund
          offers four
          classes of shares
          designated Class
          A, Class B, Class
          C and Class Z.

     3.   Investment Company
          Act File Number:
          811-5055.
          Securities Act
          File Number: 033-
          12531.

     4.   Last day of fiscal
          year for which
          this notice is
          filed:  July 31,
          1997.

     5.   Check box if this
          notice is being
          filed more than
          180 days after the
          close of the
          issuer's fiscal
          year for  purposes
          of reporting
          securities sold
          after the close of
          the fiscal year
          but before
          termination of the
          issuer's  24f-2
          declaration:
                                                       [
]
     6.   Date of
          termination of
          issuer's
          declaration under
          rule  24f-2(a)(1),
          if applicable (see
          instruction A.6):

     7.   Number and amount
          of securities of
          the same class or
          series which had
          been registered
          under the
          Securities Act of
          1933 other than
          pursuant to rule
          24f-2 in a prior
          fiscal year, but
          which remained
          unsold at the
          beginning of the
          fiscal year: None

     8.   Number and amount
          of securities
          registered during
          the
          fiscal year other
than pursuant to rule 24f-2:
None

     9.   Number and
          aggregate sale
          price of
          securities sold
          during  the fiscal
          year:19,358,156/$2
          46,567,259
    10.   Number and
          aggregate sale
          price of
          securities sold
          during  the fiscal
          year in reliance
          upon registration
          pursuant to  rule
          24f-2:
          19,358,156/$246,56
          7,259

    11.   Number and
          aggregate sale
          price of
          securities issued
          during the fiscal
          year in connection
          with dividend
          reinvestment
          plans, if
          applicable
          (see instruction
B.7): 5,212,515/$65,884,101

    12.   Calculation of
          registration fee:

         (i)  Aggregate sale
     price of securities
              sold during
the fiscal year in
              reliance on
rule 24f-2 (from item
10):$246,567,259
        (ii)  Aggregate
price of shares issued in
              connection
with dividend reinvestment
              plans (from
item 11, if applicable):
+$65,884,101
       (iii)  Aggregate
price of shares redeemed or
              repurchased
during the fiscal year
              (if
applicable):
-$217,047,379
        (iv)  Aggregate
price of shares redeemed or
              repurchased
and previously applied
              as a reduction
to filing fees
              pursuant to
rule 24e-2
              (if
applicable):
+   0
         (v)  Net aggregate
price of securities
              sold and
issued during the fiscal
              year in
reliance of rule 24f-2
              [line (i),
plus line (ii), less
              line (iii),
plus line (iv)]
              (if
applicable):
$95,403,981
        (vi)  Multiplier
prescribed by section
              6(b) of the
Securities Act of 1933
              or other
applicable law or regulation
              (see
instruction C.6):
x 1/3300
       (vii)  Fee due [line
(i) or line (v)
              multiplied by
line (vi)]:
$28,910.30



Instructions:  Issuers
               should
               complete
               lines (ii),
               (iii), (iv)
               and (v) only
               if the form
               is being
               filed within
               60 days after
               the close of
               the issuer's
               fiscal year.
               See
               Instruction
               C.3.

  13.   Check box if fees
are being remitted to the
Commission's
lockbox depository as
described in section 3a of
the
Commission's Rules of
Informal and Other
Procedures
(17 CFR 202.3a).

[ ]

          Date of mailing or
wire transfer of filing fees
to the
Commission's lockbox
depository: September 29,
1997


                           SIGNATURES

This report has been signed
below by the following
persons on behalf of the
issuer and in the capacities
and on the dates indicated.




/s/ S. Jane Rose
By (S. Jane Rose, Secretary)


 Date September 26, 1997